Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Schedule of property and equipment

		Other	Leasehold
	Property	Equipment	Improvements	Total

	(USD in thousands)
Cost at December 31, 2021	$2,756	$1,225	$1,567	$5,548
Additions during the year	—	220	156	376
Disposals during the year	—	—	—	—
Exchange rate adjustments	(163)	(77)	(91)	(331)
Cost at December 31, 2022	2,593	1,368	1,632	5,593
Depreciation at December 31, 2021	$(155)	$(161)	$(58)	$(374)
Depreciation for the year	(234)	(196)	(141)	(571)
Depreciation revaluation during the year	15	—	—	15
Exchange rate adjustments	5	5	2	12
Depreciation at December 31, 2022	(369)	(352)	(197)	(918)
Carrying amount at December 31, 2022	$2,224	$1,016	$1,435	$4,675
Carrying amount of right-of-use assets at December 31, 2022	$2,224	$—	$—	$2,224

		Other	Leasehold
	Property	Equipment	Improvements	Total

	(USD in thousands)
Cost at December 31, 2020	$257	$263	$—	$520
Additions during the year	2,891	1,025	1,634	5,550
Disposals during the year	(244)	—	—	(244)
Exchange rate adjustments	(148)	(63)	(67)	(278)
Cost at December 31, 2021	2,756	1,225	1,567	5,548
Depreciation at December 31, 2020	$(237)	$(62)	$—	$(299)
Depreciation for the year	(179)	(105)	(59)	(343)
Depreciation reversed on disposals during the year	244	—	—	244
Exchange rate adjustments	17	6	1	24
Depreciation at December 31, 2021	(155)	(161)	(58)	(374)
Carrying amount at December 31, 2021	$2,601	$1,064	$1,509	$5,174
Carrying amount of right-of-use assets at December 31, 2021	$2,601	$—	$—	$2,601

Depreciation included in the statement of comprehensive loss:

	Years Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Research and development expenses	$446	$270	$90
General and administrative expenses	125	73	15
Total depreciation included in the statement of comprehensive loss	$571	$343	$105
Total accumulated depreciation of right-of-use assets at December 31,	$369	$155	$236